Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Commitments

Details of commitments

As of December 31, 2017	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
Sale and lease-back agreement	30,080	1,055	2,676	2,676	23,673
Facility lease agreements	11,539	2,471	4,702	1,670	2,697
License agreements	18,413	1,238	2,476	2,476	12,223
Manufacturing agreements	7,679	7,679	—	—	—
Other agreements	1,702	1,702	—	—	—

Total contractual obligations	69,414	14,145	9,854	6,821	38,593